Other operating expenses	6 Months Ended
Jun. 30, 2019
Disclosure of Other Operating Expense [Abstract]
Other operating expenses
15 Other operating expenses

Other operating expenses
	1 January to 30 June
6 month period	2019	2018
IT related expenses	365	354
Office expenses	158	276
Advertising and public relations	190	200
Travel and accommodation expenses	73	93
External advisory fees	174	158
Audit and non-audit services	12	11
Postal charges	23	25
Depreciation of property and equipment[1]	273	155
Amortisation of intangible assets	114	100
Impairments and reversals on property and equipment and intangibles	9	7
Regulatory costs	612	591
Addition/(unused amounts reversed) of provision for reorganisations and relocations	44	–20
Addition/(unused amounts reversed) of other provisions	12	–35
Contributions and subscriptions	55	42
Other	311	353
	2,427	2,309

1 Includes depreciation expenses of right-of-use assets as recognised under IFRS 16

Regulatory costs

Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), The Single Resolution Fund (SRF) and local bank taxes. Included in Regulatory costs for the first six months of 2019, are contributions to DGS of EUR 202 million (first six months of 2018: EUR 216 million) mainly related to the Netherlands, Germany, Belgium, Poland and Spain and contributions to the SRF of EUR 236 million (first six months of 2018: EUR 209 million). The contribution to the SRF in the first six months of 2019, comprises ING’s contribution for the full year 2019.

Office expenses

Due to implementation of IFRS 16 there is a move from office expenses (rents) to depreciation of property and equipment.